UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
           --------------------------------------------------
           Upper Church Street, Douglas
           --------------------------------------------------
           Isle of Man IM1 1EE
           --------------------------------------------------

Form 13F File Number:  028-13625
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Haynes
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     44-1624-643155
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Anthony Haynes          Isle of Man           November 3, 2011
--------------------     ------------------      --------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             28
                                               -------------

Form 13F Information Table Value Total:         $ 229,210
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------  --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------  --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BAKER HUGHES INC              COM             057224107   14,423   312,516 SH       SOLE                  312,516
BALTIC TRADING LIMITED        COM             Y0553W103    4,630   995,600 SH       SOLE                  995,600
BRIGHAM EXPLORATION CO        COM             109178103    9,691   383,500 SH       SOLE                  383,500
BROADWIND ENERGY INC          COM             11161T108      591 1,845,345 SH       SOLE                1,845,345
CAMERON INTERNATIONAL CORP    COM             13342B105   14,900   358,696 SH       SOLE                  358,696
CARNIVAL CORP                 PAIRED CTF      143658300   10,757   355,000 SH       SOLE                  355,000
CHICAGO BRIDGE & IRON CO N V  NY REGISTRY SH  167250109    5,925   206,950 SH       SOLE                  206,950
DIANA SHIPPING INC            COM             Y2066G104   14,131 1,904,500 SH       SOLE                1,904,500
DRESSER-RAND GROUP INC        COM             261608103    5,249   129,513 SH       SOLE                  129,513
ENSCO PLC                     SPONSORED ADR   29358Q109   23,067   570,535 SH       SOLE                  570,535
EXXON MOBIL CORP              COM             30231G102   15,332   211,100 SH       SOLE                  211,100
FRONTLINE LTD                 SHS             G3682E127    1,661   342,500 SH       SOLE                  342,500
GENCO SHIPPING & TRADING LTD  NOTE 5.000% 8/1 36869MAA3    1,440 2,000,000 PRN      SOLE                2,000,000
GOLAR LNG LTD BERMUDA         SHS             G9456A100    7,558   237,814 SH       SOLE                  237,814
HANWHA SOLARONE CO LTD        SPONSORED ADR   41135V103    2,428 1,007,600 SH       SOLE                1,007,600
HOLLYFRONTIER CORP            COM             436106108   13,143   501,256 SH       SOLE                  501,256
KBR INC                       COM             48242W106    3,237   137,000 SH       SOLE                  137,000
MARATHON PETE CORP            COM             56585A102    3,231   119,400 SH       SOLE                  119,400
NABORS INDUSTRIES LTD         SHS             G6359F103    9,103   742,500 SH       SOLE                  742,500
NATIONAL OILWELL VARCO INC    COM             637071101    4,666    91,100 SH       SOLE                   91,100
OASIS PETE INC NEW            COM             674215108    3,767   168,700 SH       SOLE                  168,700
PARAGON SHIPPING INC          CL A            69913R309    1,196 1,514,028 SH       SOLE                1,514,028
ROWAN COS INC                 COM             779382100    3,795   125,700 SH       SOLE                  125,700
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103   17,193   794,500 SH       SOLE                  794,500
SCHLUMBERGER LTD              COM             806857108   23,419   392,084 SH       SOLE                  392,084
SCORPIO TANKERS INC           SHS             Y7542C106    4,648   880,289 SH       SOLE                  880,289
SOUTHWESTERN ENERGY CO        COM             845467109    4,616   138,500 SH       SOLE                  138,500
TEEKAY CORPORATION            COM             Y8564W103    5,413   239,400 SH       SOLE                  239,400
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